FUTURE POLICY BENEFITS - Changes in Liability for Future Policy Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of Expected Future Policy Benefits
Net liability for future policy benefits	$ 8,011	$ 2,330
Future Policy Benefit
Present value of Expected Net Premiums
Balance at current discount rate, beginning of year	0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		0
Adjusted beginning of period balance		0
Acquisition from business combination	4,142
Issuances	140
Interest accrual	58
Net premiums collected	(252)
Ending balance at original discount rate	4,088	0
Effect of changes in discount rate assumptions	(313)
Balance, end of year	3,775	0
Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	2,171	1,195
Transition impacts			$ 126
Beginning balance at original discount rate	2,071	1,115
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		4	(15)
Adjusted beginning of period balance		2,075	1,100
Acquisition from business combination	7,614
Issuances	1,667	1,000
Interest accrual	167	40
Benefit payments	(453)	(71)
Effect of foreign exchange	(219)	2
Ending balance at original discount rate	10,851	2,071	1,115
Effect of changes in discount rate assumptions	(988)	(97)
Effect of foreign exchange	11	(3)
Balance, end of year	9,874	2,171	1,195
Net liability for future policy benefits	6,100	2,171
Less: Reinsurance recoverables	(152)	(142)
Net liability for future policy benefits, after reinsurance recoverable	5,948	2,029
Direct insurance | Future Policy Benefit
Present value of Expected Net Premiums
Balance at current discount rate, beginning of year	0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		0
Adjusted beginning of period balance		0
Acquisition from business combination	4,142
Issuances	140
Interest accrual	58
Net premiums collected	(252)
Ending balance at original discount rate	4,088	0
Effect of changes in discount rate assumptions	(313)
Balance, end of year	3,775	0
Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		0
Adjusted beginning of period balance		0
Acquisition from business combination	7,614
Issuances	139
Interest accrual	104
Benefit payments	(311)
Effect of foreign exchange	0
Ending balance at original discount rate	7,546	0
Effect of changes in discount rate assumptions	(635)
Effect of foreign exchange	0
Balance, end of year	6,911	0
Net liability for future policy benefits	3,136	$ 0
Less: Reinsurance recoverables	(64)
Net liability for future policy benefits, after reinsurance recoverable	$ 3,072
Weighted-average liability duration of the liability for future policy benefits (years)	13 years	0 years
Pension risk transfer | Future Policy Benefit
Present value of Expected Net Premiums
Balance at current discount rate, beginning of year	$ 0
Beginning balance at original discount rate	0
Effect of changes in cash flow assumptions		$ 0
Effect of actual variances from expected experience		0
Adjusted beginning of period balance		0
Acquisition from business combination	0
Issuances	0
Interest accrual	0
Net premiums collected	0
Ending balance at original discount rate	0	0
Effect of changes in discount rate assumptions	0
Balance, end of year	0	0
Present value of Expected Future Policy Benefits
Balance at current discount rate, beginning of year	2,171	1,195
Transition impacts			126
Beginning balance at original discount rate	2,071	1,115
Effect of changes in cash flow assumptions		0
Effect of actual variances from expected experience		4	(15)
Adjusted beginning of period balance		2,075	1,100
Acquisition from business combination	0
Issuances	1,528	1,000
Interest accrual	63	40
Benefit payments	(142)	(71)
Effect of foreign exchange	(219)	2
Ending balance at original discount rate	3,305	2,071	1,115
Effect of changes in discount rate assumptions	(353)	(97)
Effect of foreign exchange	11	(3)
Balance, end of year	2,963	2,171	$ 1,195
Net liability for future policy benefits	2,964	2,171
Less: Reinsurance recoverables	(88)	(142)
Net liability for future policy benefits, after reinsurance recoverable	$ 2,876	$ 2,029
Weighted-average liability duration of the liability for future policy benefits (years)	9 years	10 years